Income Taxes - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets - noncurrent:
Net operating tax losses carry forwards	¥ 56,444	¥ 67,468
Allowances of doubtful accounts	4,897	16,108
Investment loss	7,517	7,263
Others	3,771	2,550
Total deferred tax assets	72,629	93,389
Less: valuation allowance	(69,276)	(93,237)
Total deferred tax assets, net	3,353	152
Deferred tax liabilities - noncurrent:
Unrealized investment gain and others	(3,353)	(152)
Total deferred tax liabilities	(3,353)	(152)
Accumulated operating losses	366,000	¥ 417,000
Accumulated operating losses expire in 2026	53,000
Accumulated operating losses expire in 2027	50,000
Accumulated Operating Losses Expire In 2028	27,000
Accumulated Operating Losses Expire In 2029	12,000
Operating Loss Carry Forwards Expire After 2029	224,000
Valuation allowance not utilized	¥ 69,000
HNTE
Deferred tax liabilities - noncurrent:
Operating loss carryforward period before legislative release in 2018	5 years
Operating loss carryforward period after legislative release in 2018	10 years